9. SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 9. SEGMENT INFORMATION

9.           SEGMENT INFORMATION

The Company operates in one business segment being the exploration of mineral property interests.

Geographic information is as follows:

	December 31, 2012	December 31, 2011

Identifiable assets
USA	$58,094,222	$52,424,129
Canada	3,953,053	18,345,690
Australia	1,487,117	1,993,279
Mongolia	613,723	1,781,099
Other	25,415	45,613
	$64,173,530	$74,589,810